Asset Acquisition (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Cash	$ 14,255,720	$ 2,284,933	$ 3,014
Acquisition Fair Value [Member]
Related Party Transaction [Line Items]
Total Consideration	14,040,000
Cash	119,135
Other Receivables	831
Fixed Assets (a)	8,387
Intangible assets (b)	14,029,591
Other Payables	(17,582)
Due to related party (c)	(100,362)
Net assets acquired	$ 14,040,000